Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Parenthetical) (Detail) lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) oz lb $ / oz	Dec. 31, 2024 USD ($) oz lb $ / oz	Dec. 31, 2024 USD ($) $ / oz oz lb	Dec. 31, 2024 USD ($) MillionTonnesPerAnnum oz lb $ / oz	Dec. 31, 2024 USD ($) yr oz lb $ / oz
Bottom of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after third step down	6.25%	6.25%	6.25%	6.25%	6.25%
Top of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after third step down	6.75%	6.75%	6.75%	6.75%	6.75%
Tranche One [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before first step down in entitlement percentage	43,300,000	43,300,000	43,300,000	43,300,000	43,300,000
Number of ounces to be produced and delivered before first step down	330,000	330,000	330,000	330,000	330,000
Tranche One [Member] | Bottom of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	6.875%	6.875%	6.875%	6.875%	6.875%
Tranche One [Member] | Top of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	7.375%	7.375%	7.375%	7.375%	7.375%
Tranche Two [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before second step down in entitlement percentage	7,960,000	7,960,000	7,960,000	7,960,000	7,960,000
Tranche Two [Member] | Bottom of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after first step down	5.625%	5.625%	5.625%	5.625%	5.625%
Tranche Two [Member] | Top of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after first step down	6.125%	6.125%	6.125%	6.125%	6.125%
Tranche Three [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before third step down in entitlement percentage	35,340,000	35,340,000	35,340,000	35,340,000	35,340,000
Number of ounces to be delivered after step downs in entitlement percentage	86,600,000	86,600,000	86,600,000	86,600,000	86,600,000
Tranche Three [Member] | Bottom of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after second step down	5.00%	5.00%	5.00%	5.00%	5.00%
Tranche Three [Member] | Top of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after second step down	5.50%	5.50%	5.50%	5.50%	5.50%
Gold interests [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered after step downs in entitlement percentage	660,000	660,000	660,000	660,000	660,000
Gold interests [member] | Tranche Two [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be produced and delivered after first step down	59,800	59,800	59,800	59,800	59,800
Gold interests [member] | Tranche Three [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be produced and delivered after second step down	270,200	270,200	270,200	270,200	270,200
Gold [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | $ / oz			550
Initial term of contract	40 years
Percentage of production to be purchased	50.00%	50.00%	50.00%	50.00%	50.00%
Gold [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%	25.00%	25.00%	25.00%	25.00%
Percentage of silver production to be Converted to gold and purchased		25.00%
Gold to silver price ratio minimum limit for revisiting stated exchange rate	70	70	70	70	70
Exchange ratio to be fixed when price ratio reach minimum limit for six months	50	50	50	50	50
Exchange ratio to be fixed when price ratio reach maximum limit for six months	90	90	90	90	90
Gold to silver exchange ratio, description	fixed gold to silver exchange ratio is 70:1.
Gold [member] | San Dimas [member] | Bottom of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio minimum limit for revisiting stated exchange ratio	50	50	50	50	50
Gold [member] | San Dimas [member] | Top of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio minimum limit for revisiting stated exchange ratio	90	90	90	90	90
Gold [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%	100.00%	100.00%	100.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%	22.00%	22.00%	22.00%	22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Gold [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%	25.00%	25.00%	25.00%	25.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	16.67%	16.67%	16.67%	16.67%	16.67%
Cumulative silver equivalent ounces to be produced before reduction in stream percentage	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000
Gold [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	10.50%	10.50%	10.50%	10.50%	10.50%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	5.25%	5.25%	5.25%	5.25%	5.25%
Number of ounces to be delivered before first step down in entitlement percentage	310,000	310,000	310,000	310,000	310,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Gold [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	8.00%	8.00%	8.00%	8.00%	8.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	4.00%	4.00%	4.00%	4.00%	4.00%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage	464,000	464,000	464,000	464,000	464,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		35.00%
Gold [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	67.00%	67.00%	67.00%	67.00%	67.00%
Number of ounces to be delivered before first step down in entitlement percentage	150,000	150,000	150,000	150,000	150,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Gold [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Additional percentage of production to be purchased under revised agreement	16.00%	16.00%	16.00%	16.00%	16.00%
Number of ounces to be delivered before first step down in entitlement percentage under original agreement	90,000	90,000	90,000	90,000	90,000
Percentage of production to be purchased after second step down	3.50%	3.50%	3.50%	3.50%	3.50%
Number of gold ounces to be delivered before second step down in entitlement percentage	140,000	140,000	140,000	140,000	140,000
Percentage of production to be acquired under original agreement	6.00%	6.00%	6.00%	6.00%	6.00%
Percentage Of Production To Be Acquired After First Step Down	4.00%	4.00%	4.00%	4.00%	4.00%
Total percentage of production to be purchased under revised agreement	22.00%	22.00%	22.00%	22.00%	22.00%
Incremental number of ounces delivered under revised agreement	95,000	95,000	95,000	95,000	95,000
Number of ounces to be delivered before reverting to original agreement	95,000	95,000	95,000	95,000	95,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		20.00%
Gold [member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	33.00%	33.00%	33.00%	33.00%	33.00%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage	145,000	145,000	145,000	145,000	145,000
Gold [member] | Goose [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	2.78%	2.78%	2.78%	2.78%	2.78%
Percentage of production to be purchased after first step down	1.44%	1.44%	1.44%	1.44%	1.44%
Number of ounces to be delivered before second step down in entitlement percentage	134,000	134,000	134,000	134,000	134,000
Percentage of production to be purchased after second step down	1.00%	1.00%	1.00%	1.00%	1.00%
Number of ounces to be delivered before first step down in entitlement percentage	87,100	87,100	87,100	87,100	87,100
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Gold [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	67.00%	67.00%	67.00%	67.00%	67.00%
Number of ounces to be delivered before first step down in entitlement percentage	285,000	285,000	285,000	285,000	285,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Gold [member] | Cangrejos [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	6.60%	6.60%	6.60%	6.60%	6.60%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	4.40%	4.40%	4.40%	4.40%	4.40%
Number of ounces to be delivered before first step down in entitlement percentage	700,000	700,000	700,000	700,000	700,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Gold [member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	62.50%	62.50%	62.50%	62.50%	62.50%
Percentage of production to be purchased after first step down	50.00%	50.00%	50.00%	50.00%	50.00%
Percentage of production to be purchased after second step down	3.125%	3.125%	3.125%	3.125%	3.125%
Number of ounces to be delivered before first step down in entitlement percentage	218,750	218,750	218,750	218,750	218,750
Number of gold ounces to be delivered before second step down in entitlement percentage	428,300	428,300	428,300	428,300	428,300
Percentage of the spot price of metal	80.00%	80.00%	80.00%	80.00%	80.00%
Threshold limits for concentrator production | MillionTonnesPerAnnum				5.5
Gold [member] | Curraghinalt [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	3.05%	3.05%	3.05%	3.05%	3.05%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	1.50%	1.50%	1.50%	1.50%	1.50%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage	125,000	125,000	125,000	125,000	125,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Gold [member] | Kone [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	19.50%	19.50%	19.50%	19.50%	19.50%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	10.80%	10.80%	10.80%	10.80%	10.80%
Number of ounces to be delivered before first step down in entitlement percentage	400,000	400,000	400,000	400,000	400,000
Number of gold ounces to be delivered before second step down in entitlement percentage	130,000	130,000	130,000	130,000	130,000
Additional Percentage Of Production To Be Purchased After Stream Reduction	5.40%	5.40%	5.40%	5.40%	5.40%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		20.00%
Gold [member] | Kurmuk [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	6.70%	6.70%	6.70%	6.70%	6.70%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	4.80%	4.80%	4.80%	4.80%	4.80%
Number of ounces to be delivered before first step down in entitlement percentage	220,000	220,000	220,000	220,000	220,000
Amount Of Debt Outstanding Ahead Of Stream | $	$ 150	$ 150	$ 150	$ 150	$ 150
Percentage of production to be purchased when debt ranks ahead of stream after threshold limit reached	5.25%	5.25%	5.25%	5.25%	5.25%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		15.00%
Percentage of production to be purchased when debt ranks ahead of stream	7.15%	7.15%	7.15%	7.15%	7.15%
Gold [member] | Tranche One [Member] | Kone [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		20.00%
First limit price before first mechanism to reduce production payment is activated | $ / oz	2,100	2,100	2,100	2,100	2,100
Per ounce cash payment reduction as percentage of the difference between twenty one hundred dollars less the per ounce price received related to metal delivered	25.00%	25.00%	25.00%	25.00%	25.00%
Second limit price before second mechanism to to reduce production payment is activated | $ / oz	1,800	1,800	1,800	1,800	1,800
Per ounce cash payment reduction as percentage of the difference between eighteen hundred dollars less the per ounce price received related to metal delivered	30.00%	30.00%	30.00%	30.00%	30.00%
Gold [member] | Tranche Two [Member] | Kone [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment addition as percentage of the difference between three thousand dollars less two thousand seven hundred dollars related To metal delivered	25.00%	25.00%	25.00%	25.00%	25.00%
First limit price before first mechanism to increase production payment is activated | $ / oz	2,700	2,700	2,700	2,700	2,700
Second limit price before second mechanism to increase production payment is activated | $ / oz	3,000	3,000	3,000	3,000	3,000
Per ounce cash payment addition as percentage of the difference between three thousand dollars less the per ounce price received related to metal delivered	30.00%	30.00%	30.00%	30.00%	30.00%
Silver [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term			9.9		40
Percentage of production to be purchased	100.00%	100.00%	100.00%	100.00%	100.00%
Silver [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Maximum percentage of copper included in concentrate		15.00%
Percentage of production to be purchased	100.00%	100.00%	100.00%	100.00%	100.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		50.00%
Silver [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	66.67%	66.67%	66.67%	66.67%	66.67%
Cumulative silver equivalent ounces to be produced before reduction in stream percentage	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000
Silver [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	50.00%	50.00%	50.00%	50.00%	50.00%
Number of ounces to be delivered before first step down in entitlement percentage	2,150,000	2,150,000	2,150,000	2,150,000	2,150,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%	22.00%	22.00%	22.00%	22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Silver [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%	50.00%	50.00%	50.00%	50.00%
Number of ounces to be delivered before first step down in entitlement percentage	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Percentage of metal production at the mine which WPM is entitled to after step down	33.00%	33.00%	33.00%	33.00%	33.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		10.00%
Silver [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%	50.00%	50.00%	50.00%	50.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	33.00%	33.00%	33.00%	33.00%	33.00%
Cumulative silver ounces to be delivered before reduction in stream percentage	17,800,000	17,800,000	17,800,000	17,800,000	17,800,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	4.50%	4.50%	4.50%	4.50%	4.50%
Number of ounces to be delivered before first step down in entitlement percentage	375,000	375,000	375,000	375,000	375,000
Percentage of production to be purchased after first step down	2.25%	2.25%	2.25%	2.25%	2.25%
Number of ounces to be delivered before second step down in entitlement percentage	550,000	550,000	550,000	550,000	550,000
Percentage of production to be purchased after second step down	1.00%	1.00%	1.00%	1.00%	1.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Palladium [member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	5.25%	5.25%	5.25%	5.25%	5.25%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		30.00%
Cobalt [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	42.40%	42.40%	42.40%	42.40%	42.40%
Cobalt pounds to be delivered before entitlement step down takes effect | lb	31	31	31	31	31
Percentage of metal production at the mine which WPM is entitled to after step down	21.20%	21.20%	21.20%	21.20%	21.20%
Platinum [Member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	22.00%	22.00%	22.00%	22.00%	22.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	15.00%	15.00%	15.00%	15.00%	15.00%
Number of ounces to be delivered before first step down in entitlement percentage	120,000	120,000	120,000	120,000	120,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Platinum [Member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	5.25%	5.25%	5.25%	5.25%	5.25%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		30.00%
Palladium and platinum [Member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.10%	0.10%	0.10%	0.10%	0.10%
Percentage of production to be purchased after second step down	0.10%	0.10%	0.10%	0.10%	0.10%
Spot Price Increased After Payment	80.00%	80.00%	80.00%	80.00%	80.00%
Number of palladium and platinum ounces to be delivered before first step down in entitlement percentage	350,000	350,000	350,000	350,000	350,000
Number of palladium and platinum ounces to be delivered after second step down in entitlement percentage	485,115	485,115	485,115	485,115	485,115
Threshold limits for concentrator production | MillionTonnesPerAnnum				5.5